N-4	Apr. 16, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Apr. 16, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES		LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 2% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $2,000 on a $100,000 withdrawal.

Fee Tables Charges, Fees and Adjustments - Withdrawal Charge
Are There Transaction Charges?	No. There are no transaction charges under this Contract (for example, sales loads, or wire transfer fees).
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year. This Contract requires that you elect certain benefits (the living benefit rider and the death benefit rider) and there is only one Investment Option available. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

Charges Fees and Adjustments Appendix: Investment Options Available Under the Contract

FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges, Fees and Adjustments– Living Benefit Rider Charges Charges, Fees and Deductions – Mortality and Expense Risk Charge and Death Benefit Rider Charge
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.85%[1]	0.85%[1]
2. Portfolio Company fees and expenses	0.68%[2]	0.68%[2]
3. Benefits (for a single option)	1.15%[3]	1.15%[3]

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $2,292.14	Highest Annual Cost: $2,378.57

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● Least expensive living benefit rider and death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, rider benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

[1]  As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2]  As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for the living benefit), or average daily Variable Account Value (for the death benefit).

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 2% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $2,000 on a $100,000 withdrawal.

Fee Tables

Charges, Fees and Adjustments - Withdrawal Charge

Surrender Charge Phaseout Period, Years	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	2.00%
Surrender Charge (of Other Amount) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 2,000
Transaction Charges [Text Block]	Are There Transaction Charges?No. There are no transaction charges under this Contract (for example, sales loads, or wire transfer fees).
Ongoing Fees and Expenses [Table Text Block]	Are There Ongoing Fees and Expenses?Yes. The table below describes the fees and expenses that you may pay each year. This Contract requires that you elect certain benefits (the living benefit rider and the death benefit rider) and there is only one Investment Option available. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

Charges Fees and Adjustments

Appendix: Investment Options Available Under the Contract

FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges, Fees and Adjustments– Living Benefit Rider Charges Charges, Fees and Deductions – Mortality and Expense Risk Charge and Death Benefit Rider Charge
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.85%[1]	0.85%[1]
2. Portfolio Company fees and expenses	0.68%[2]	0.68%[2]
3. Benefits (for a single option)	1.15%[3]	1.15%[3]

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $2,292.14	Highest Annual Cost: $2,378.57

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● Least expensive living benefit rider and death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, rider benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

[1]  As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2]  As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for the living benefit), or average daily Variable Account Value (for the death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.85%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.85%	[1]
Optional Benefits Minimum [Percent]	1.15%	[2]
Optional Benefits Maximum [Percent]	1.15%	[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for the living benefit), or average daily Variable Account Value (for the death benefit).
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $2,292.14Highest Annual Cost: $2,378.57

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● Least expensive living benefit rider and death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, rider benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,292.14
Highest Annual Cost [Dollars]	$ 2,378.57
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 5 years following your last purchase payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract Charges, Fees and Adjustments - Withdrawal Charge
What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Option available under the Contract (e.g. Fund).

The Investment Option will have its own unique risks. Since only one Investment Option is available, if you are not satisfied with the Investment Option or if it does not meet your investment objectives, you may have to surrender this Contract and forego any benefits provided.

You should review, working with your financial professional, the Investment Option

Principal Risks of Investing in the Contract Appendix: Investment Options Available Under the Contract

RISKS		LOCATION IN PROSPECTUS

before making an investment decision.
What Are the Risks Related to the Insurance Company?

An investment in this Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 478-6907 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract Pacific Life and the Separate Account

Investment Restrictions [Text Block]	Are There Limits on the Investments Options?

Yes. One Investment Option is available for investment.

The Fund may stop accepting additional investments and may liquidate.

We reserve the right to remove, close to new investment, or substitute the Fund as an Investment Option. If the Fund is substituted for another Fund, the new Fund will have a similar investment objective, investment strategy, and fees and expenses.

	Appendix: Investment Options Available Under the Contract
Key Information, Benefit Restrictions [Text Block]	Are There Any Restrictions on Contract Benefits?

Yes. You must purchase a living benefit rider and a death benefit rider with this Contract.

Taking a withdrawal before age 59½ or a withdrawal that is greater than the annual withdrawal amount (“excess withdrawal”) under the living benefit rider may result in adverse consequences such as a permanent reduction in rider benefits, the failure to receive lifetime withdrawals under the rider, or termination of the rider. Taking a withdrawal (excluding an Emergency Withdrawal) during the ten-year period when an annual credit may be applied, will discontinue any future annual credits. Taking a withdrawal may reduce the benefits provided by the death benefit rider.

The optional death and/or living benefits may not be available through your financial professional or your state. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

Death Benefits

Death Benefit Riders

Optional Living Benefit Rider

Appendix: Investment Options Available Under the Contract

Tax Implications [Text Block]	What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½.

Federal Tax Issues

Principal Risks of Investing in the Contract – Tax Consequences

Investment Professional Compensation [Text Block]	How Are Investment Professionals Compensated?Some financial professionals may receive compensation for selling this Contract to you in the form of commissions, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment that may pay less compensation. Distribution Arrangements
Exchanges [Text Block]	Should I Exchange My Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.Replacement of Life InsuranceContract?You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract. or Annuities
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Guaranteed Lifetime Withdrawal Benefit (single or joint option)	0.90%	5.00%

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments or Contract Value)[1]	2%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	2%	2%	2%	2%	2%	0%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). You will pay additional charges for the required benefit, as shown below.

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[2]	0.85%
Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charge (as a percentage of the Protected Payment Base)[3]
Guaranteed Lifetime Withdrawal Benefit	2.00%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider	0.15%

[2]  This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[3] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Options available under the Contract, including their annual expenses, may be found in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.68%	0.68%

Examples

The Examples are intended to help you compare the cost of investing in the Variable Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Variable Options.

The example assumes that you invest $100,000 in the Variable Options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and rider benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,508	$13,290	$21,555	$42,471

● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,508	$11,490	$19,755	$42,471

● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$3,708	$11,490	$19,755	$42,471

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments or Contract Value)[1]	2%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	2%	2%	2%	2%	2%	0%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	2.00%	[3]
Deferred Sales Load, Footnotes [Text Block]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	2%	2%	2%	2%	2%	0%

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[2]	0.85%
Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charge (as a percentage of the Protected Payment Base)[3]
Guaranteed Lifetime Withdrawal Benefit	2.00%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider	0.15%

[2]  This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[3] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Base Contract Expense (of Average Account Value), Current [Percent]	0.85%	[4]
Base Contract Expense, Footnotes [Text Block]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.68%	0.68%

Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.68%	[5]
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	0.68%	[5]
Surrender Example [Table Text Block]	● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,508	$13,290	$21,555	$42,471

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,508
Surrender Expense, 3 Years, Maximum [Dollars]	13,290
Surrender Expense, 5 Years, Maximum [Dollars]	21,555
Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,471
Annuitize Example [Table Text Block]	● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$5,508	$11,490	$19,755	$42,471

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,508
Annuitized Expense, 3 Years, Maximum [Dollars]	11,490
Annuitized Expense, 5 Years, Maximum [Dollars]	19,755
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 42,471
No Surrender Example [Table Text Block]	● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$3,708	$11,490	$19,755	$42,471

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,708
No Surrender Expense, 3 Years, Maximum [Dollars]	11,490
No Surrender Expense, 5 Years, Maximum [Dollars]	19,755
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,471
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Market Risk

You can lose money by investing in this Contract, including loss of principal. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Early Withdrawal Risks

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit rider are not available until the Designated Life is 59½ years of age or older, early withdrawals may reduce or terminate the benefits associated with the rider. Any withdrawals that exceed withdrawal limits of the guaranteed minimum withdrawal benefit rider may reduce benefits under the rider in future years or terminate the benefits associated with the rider.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, a death benefit rider and the underlying Investment Option are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Contract Changes Risk

You should consider the Contract’s investment and income benefits, as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Option available. The Investment Option will have its own unique risks. The value of the Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Contract, including loss of principal. You bear the risk of any Investment Option. You should read the Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting https://pacificlife.onlineprospectus.net/pacificlife/products/. No assurance can be given that a Fund will achieve its investment objectives.

Contract Benefits Risk

If you choose an optional living benefit rider, you must follow the investment allocation requirements for the rider during the entire time that you own the rider. Owning an optional living benefit rider may limit the Investment Options available to you and failure to follow the investment allocation requirements may result in a failure to receive the benefits under the rider. The allowable Investment Options may seek to minimize risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Guaranteed Lifetime Withdrawal Benefit

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life) or on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.00% (as a percentage of Protected Payment Base)

● Must be elected at Contract purchase.

● Offers a single life option or a joint life option.

● All Designated Lives must be at least age 45 but not older than age 80 at purchase.

● Lifetime withdrawals are available starting at age 59½ (youngest Designated Life for the joint option).

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 contract anniversaries.

● Taking a withdrawal before the Designated Life (youngest Designated Life for the joint option) is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Death Benefits - Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Must be elected at Contract purchase.

● Must be 80 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Benefits Available [Table Text Block]

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Guaranteed Lifetime Withdrawal Benefit

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life) or on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.00% (as a percentage of Protected Payment Base)

● Must be elected at Contract purchase.

● Offers a single life option or a joint life option.

● All Designated Lives must be at least age 45 but not older than age 80 at purchase.

● Lifetime withdrawals are available starting at age 59½ (youngest Designated Life for the joint option).

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 contract anniversaries.

● Taking a withdrawal before the Designated Life (youngest Designated Life for the joint option) is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Death Benefits - Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Must be elected at Contract purchase.

● Must be 80 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Investor Class; Fidelity Management & Research Company LLC	0.63%[1]	15.71%	6.67%	8.19%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Investor Class; Fidelity Management & Research Company LLC	0.63%[1]	15.71%	6.67%	8.19%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Fidelity® VIP FundsManager® 60% Portfolio Investor Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio Investor Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Guaranteed Lifetime Withdrawal Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[7]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life) or on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[7]
Brief Restrictions / Limitations [Text Block]

● Must be elected at Contract purchase.

● Offers a single life option or a joint life option.

● All Designated Lives must be at least age 45 but not older than age 80 at purchase.

● Lifetime withdrawals are available starting at age 59½ (youngest Designated Life for the joint option).

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 contract anniversaries.

● Taking a withdrawal before the Designated Life (youngest Designated Life for the joint option) is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Pre-Authorized Withdrawals [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically take partial withdrawals from the Contract
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Return of Purchase Payments Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]

● Must be elected at Contract purchase.

● Must be 80 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

	● May not voluntarily terminate the rider.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.Principal Risks of Investing in the Contract
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 5 years following your last purchase payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract

Charges, Fees and Adjustments - Withdrawal Charge

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Option available under the Contract (e.g. Fund).

The Investment Option will have its own unique risks. Since only one Investment Option is available, if you are not satisfied with the Investment Option or if it does not meet your investment objectives, you may have to surrender this Contract and forego any benefits provided.

You should review, working with your financial professional, the Investment Option

Principal Risks of Investing in the Contract

Appendix: Investment Options Available Under the Contract

	before making an investment decision.
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Risk

You can lose money by investing in this Contract, including loss of principal. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Benefits Risk

If you choose an optional living benefit rider, you must follow the investment allocation requirements for the rider during the entire time that you own the rider. Owning an optional living benefit rider may limit the Investment Options available to you and failure to follow the investment allocation requirements may result in a failure to receive the benefits under the rider. The allowable Investment Options may seek to minimize risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Related to the Insurance Company?An investment in this Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 478-6907 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Pacific Life and the Separate Account

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Changes Risk

You should consider the Contract’s investment and income benefits, as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Option available. The Investment Option will have its own unique risks. The value of the Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Contract, including loss of principal. You bear the risk of any Investment Option. You should read the Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting https://pacificlife.onlineprospectus.net/pacificlife/products/. No assurance can be given that a Fund will achieve its investment objectives.

Cybersecurity and Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Early Withdrawal Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Early Withdrawal Risks

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit rider are not available until the Designated Life is 59½ years of age or older, early withdrawals may reduce or terminate the benefits associated with the rider. Any withdrawals that exceed withdrawal limits of the guaranteed minimum withdrawal benefit rider may reduce benefits under the rider in future years or terminate the benefits associated with the rider.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, a death benefit rider and the underlying Investment Option are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Rate Sheet Prospectus [Member]
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.85%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.85%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.68%	[5]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.68%	[5]
Optional Benefits Minimum [Percent]	1.05%	[2]
Optional Benefits Maximum [Percent]	1.05%	[2]
Lowest Annual Cost [Dollars]	$ 2,292.14
Highest Annual Cost [Dollars]	$ 2,292.14
Rate Sheet Prospectus [Member] | Guaranteed Lifetime Withdrawal Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of the Protected Payment Base (for the living benefit), or average daily Variable Account Value (for the death benefit).
[3]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	2%	2%	2%	2%	2%	0%

[4]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
[5]	As a percentage of Fund assets.
[6]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[7]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.